Goodwill (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	[1]	$ 200	$ 200
Adjustments		0	0
Goodwill, ending balance	[1]	200	200
Retirement Plans [Member]
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	[1]	25	25
Adjustments		0	0
Goodwill, ending balance	[1]	25	25
Individual Products and Solutions - Life and NBSG [Member]
Summary of changes in the carrying value of goodwill by segment
Goodwill, beginning balance	[1]	175	175
Adjustments		0	0
Goodwill, ending balance	[1]	$ 175	$ 175

[1]	The goodwill balances have not been previously impaired.